LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule on Impact of ASC 842 on Consolidated Balance Sheets

The impact of ASC 842 on the consolidated balance sheets as of December 31, 2023 and 2024 was as follows:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Operating leases:
Right-of-use assets	23,391,247	35,907,761
Lease liabilities-current	13,110,449	18,085,643
Lease liabilities-non-current	9,496,422	17,120,842

Summary of Other Information Related to Leases

Other information related to leases is presented below:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	18,669,210	18,077,004	19,728,002
Lease liability arising from obtaining Right-of-use assets	14,628,975	1,709,583	26,936,993

Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases

Maturities of lease liabilities under non-cancellable leases as of December 31, 2024 are as follows:

Operating leases
RMB
2025	18,669,514
2026	11,767,819
2027	5,192,286
2028	2,206,952
2029	408,902
Total undiscounted lease payments	38,245,473
Less: Imputed interest	(3,038,988)
Total lease liabilities	35,206,485